PIMCO Equity Series

Supplement dated June 16, 2016 to the

Prospectus, dated October 31, 2015, as supplemented from time to time (the “Prospectus”)

Disclosure relating to PIMCO Balanced Income Fund, PIMCO Global Dividend Fund,

PIMCO International Dividend Fund and PIMCO U.S. Dividend Fund (the “Funds”)

Effective immediately, the PIMCO Balanced Income Fund is jointly managed by Marc P. Seidner, Daniel J. Ivascyn and Alfred T. Murata. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Balanced Income Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Marc P. Seidner, Daniel J. Ivascyn and Alfred T. Murata. Mr. Ivascyn is Group Chief Investment Officer of PIMCO. Mr. Seidner is CIO Non-traditional Strategies. Each of Messrs. Seidner, Ivascyn and Murata is a Managing Director of PIMCO. Mr. Seidner is responsible for equity investments. Messrs. Ivascyn and Murata are responsible for fixed income investments. Messrs. Ivascyn and Murata have managed the Fund since its inception in March 2014. Mr. Seidner has managed the Fund since June 2016.

In addition, effective immediately, the PIMCO Global Dividend Fund is managed by Marc P. Seidner. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Dividend Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Marc P. Seidner. Mr. Seidner is CIO Non-traditional Strategies and Managing Director of PIMCO, and has managed the Fund since June 2016.

In addition, effective immediately, the PIMCO International Dividend Fund is managed by Marc P. Seidner. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO International Dividend Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Marc P. Seidner. Mr. Seidner is CIO Non-traditional Strategies and Managing Director of PIMCO, and has managed the Fund since June 2016.

In addition, effective immediately, the PIMCO U.S. Dividend Fund is managed by Marc P. Seidner. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO U.S. Dividend Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Marc P. Seidner. Mr. Seidner is CIO Non-traditional Strategies and Managing Director of PIMCO, and has managed the Fund since June 2016.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Income Fund PIMCO Dividend and Income Fund	Daniel J. Ivascyn	3/14* 10/13

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Balanced Income Fund PIMCO Global Dividend Fund PIMCO International Dividend Fund PIMCO U.S. Dividend Fund	Marc P. Seidner	6/16 6/16 6/16 6/16

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has 27 years of investment experience and holds an undergraduate degree in economics from Boston College.

PIMCO Balanced Income Fund PIMCO Dividend and Income Fund	Alfred T. Murata	3/14* 10/13

Managing Director, PIMCO. Mr. Murata is a portfolio manager on the mortgage credit team. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

*	Inception of the Fund.

Investors Should Retain This Supplement For Future Reference

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PIMCO Equity Series

Supplement dated June 16, 2016 to the

Statement of Additional Information (the “SAI”), dated October 31, 2015, as supplemented from time to time

Disclosure relating to PIMCO Balanced Income Fund, PIMCO Global Dividend Fund,

PIMCO International Dividend Fund and PIMCO U.S. Dividend Fund (the “Funds”)

Effective immediately, the PIMCO Balanced Income Fund is jointly managed by Marc P. Seidner, Daniel J. Ivascyn and Alfred T. Murata; the PIMCO Global Dividend Fund is managed by Marc P. Seidner; the PIMCO International Dividend Fund is managed by Marc P. Seidner; and the PIMCO U.S. Dividend Fund is managed by Marc P. Seidner.

Therefore, effective immediately, corresponding changes are made in the tables and accompanying footnotes in the subsections titled “Portfolio Managers—Other Accounts Managed” and “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

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